Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 60,106	$ 46,862
Gross unrealized holding gains		371
Gross unrealized holding (losses)		(214)	(800)
Amortized cost basis	[2]	59,949	47,662
Accrued interest on securities		520	450
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	5,922	1,588
Gross unrealized holding gains		2
Gross unrealized holding (losses)		(59)	(22)
Amortized cost basis	[2]	5,979	1,610
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	54,184	45,274
Gross unrealized holding gains		369
Gross unrealized holding (losses)		(155)	(778)
Amortized cost basis	[2]	$ 53,970	$ 46,052

[1]	Fair value is being determined using quoted market prices in active markets (Level 2).
[2]	Including accrued interest in the amount of US$ 450 thousands and US$ 520 thousands as of December 31, 2018 and June 30, 2019 respectively.